Exhibit 99.5

FIGRE 2025-HE7 Rebuttal Findings_Redacted

Seller:

Deal ID:

Total Loan Count: 999

Loans by Grade in Population
Loan Grade	Count	Percentage
1	815	81.58%
2	92	9.21%
3	92	9.21%

Trade Summary
Loan Status	Count	Percentage
Review Complete	903	90.39%
In Rebuttal	96	9.61%

FIGRE 2025-HE7 Rebuttal Findings_Redacted

Seller:

Deal ID:

Total Loan Count: 999

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	187	186	186	92	95	0	0	92	0	88	7
4	2	2	2	0	2	0	0	0	0	0	2
2	4	0	0	4	0	0	0	0	0	4	0
1	2804	0	0	2804	0	0	0	0	0	0	2804

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	10	6	0	4	1	0	4
Security Instrument - Name Discrepancy	4	4	0	0	0	0	0
Security Instrument - Incomplete	3	0	0	3	0	0	3
Security Instrument - Missing Signature	1	1	0	0	0	0	0
Security Instrument - Inaccurate	1	1	0	0	1	0	0
State Testing	1	0	0	1	0	0	1
Credit	4	2	2	0	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	2	2	0	0	0	0	0
Income - Missing Income Documents	2	0	2	0	0	0	0
Valuation	179	179	0	0	91	0	88
Appraisal - Value is not supported within a 10% variance	179	179	0	0	91	0	88